Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Debt
Debt

Long-term debt at December 31, 2015 and 2014, included the following:

	December 31,
	2015		2014
	(Dollars in millions)
Trust Preferred Securities	Amount	Interest Rate	Amount	Interest Rate
Floating Three Month LIBOR
Plus 3.25%, matures 2032	$26	3.85%	$26	3.50%
Plus 3.25%, matures 2033	26	3.57%	26	3.48%
Plus 3.25%, matures 2033	26	3.85%	26	3.51%
Plus 2.00%, matures 2035	26	2.32%	26	2.23%
Plus 2.00%, matures 2035	26	2.32%	26	2.23%
Plus 1.75%, matures 2035	51	2.26%	51	1.99%
Plus 1.50%, matures 2035	25	1.82%	25	1.73%
Plus 1.45%, matures 2037	25	1.96%	25	1.69%
Plus 2.50%, matures 2037	16	3.01%	16	2.74%
Subtotal	$247		$247
Notes associated with consolidated VIEs
Floating One Month LIBOR
Plus 0.46% (1), matures 2018 (3)	$—		$42	0.63%
Plus 0.16% (2), matures 2019 (4)	—		42	0.33%
Total long-term debt	$247		$331

(1)	The Note accrued interest at a rate equal to the least of (i) one month LIBOR plus 0.46 percent (ii) the net weighted average coupon, and (iii) 16.00 percent.

(2)
The interest rate for the notes may adjust monthly and will be subject to (i) a cap based on the weighted average of the loan rates on the mortgage loans, minus the rates at which certain fees and expenses of the issuing entity are calculated and minus any required spread and adjusted for actual days and (ii) a fixed cap of 16.00 percent.

(3)	In June 2015, the Company exercised a clean-up of the outstanding debt. The par value for the debt was $43 million at December 31, 2014.

(4)	In December 2015, the Company exercised a clean-up of the outstanding debt. The par value for the debt was $45 million at December 31, 2014.

At December 31, 2015 and 2014 the three-month LIBOR interest rate was 0.61 percent and 0.26 percent, respectively. At December 31, 2014 the one month LIBOR interest rate was 0.17 percent.

Trust Preferred Securities

The Company sponsored nine trust subsidiaries, including the consolidated VIEs, which issued trust preferred securities to third-party investors and loaned the proceeds to the Company in the form of junior subordinated notes included in long-term debt. The notes held by each trust are the sole assets of that trust.

The trust preferred securities outstanding are junior subordinated notes which are callable by the Company. Interest is payable quarterly at a rate equal to the interest rate being earned by the trust on the notes held by the trusts; however, the Company may defer interest payments for up to 20 quarters without default or penalty. In January 2012, the Company exercised its contractual rights to defer interest payments with respect to trust preferred securities. The payments are periodically evaluated and will be reinstated when appropriate, subject to the provisions of the Company's Supervisory Agreement and Consent Order. At December 31, 2015, the Company has deferred for 16 quarters and has $27 million accrued for these deferred interest payments, which is recorded in "other liabilities."

Debt
Debt

The portfolio of Federal Home Loan Bank advances includes short-term adjustable rate, short-term fixed rate advances, long-term LIBOR adjustable advances, and long-term fixed rate advances. The following is a breakdown of the advances outstanding:

	June 30, 2016		December 31, 2015
	Amount	Rate	Amount	Rate
	(Dollars in millions)
Short-term adjustable rate	$1	0.70%	$—	—%
Short-term fixed rate term advances	1,068	0.40%	2,116	0.32%
Long-term LIBOR adjustable advances	1,025	0.80%	825	0.70%
Long-term fixed rate advances (1)	552	1.44%	600	1.37%
Total	$2,646	0.77%	$3,541	0.59%

(1)	Includes the current portion of fixed rate advances of $125 million and $175 million at June 30, 2016 and December 31, 2015, respectively.

We settled $375 million in long-term fixed rate Federal Home Loan Bank advances during the fourth quarter 2015, which resulted in a gain on extinguishment of debt of $3 million, included in other noninterest income.

We are required to maintain a minimum amount of qualifying collateral. In the event of default, the Federal Home Loan Bank advance is similar to a secured borrowing, whereby the Federal Home Loan Bank has the right to sell the pledged collateral to settle the fair value of the outstanding advances.

At June 30, 2016, we had the authority and approval from the Federal Home Loan Bank to utilize a line of credit of up to $7.0 billion and we may access that line to the extent that collateral is provided. At June 30, 2016, we had $2.6 billion of advances outstanding and an additional $0.9 billion of collateralized borrowing capacity available at Federal Home Loan Bank. The advances can be collateralized by non-delinquent single-family residential first mortgage loans, loans with government guarantees, certain other loans and investment securities.

At June 30, 2016, $1.0 billion of the outstanding advances were adjustable rate based on the three-month LIBOR index. Interest rates on these advances reset every three months and the advances may be prepaid without penalty, with notification at scheduled three month intervals after an initial 12 month lockout period.

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	(Dollars in millions)
Maximum outstanding at any month end	$2,646	$2,198	$3,557	$2,198
Average outstanding balance	2,460	1,828	2,841	1,497
Average remaining borrowing capacity	983	1,503	843	1,697
Weighted average interest rate	1.42%	0.90%	1.25%	0.97%

The following outlines our Federal Home Loan Bank advance final maturity dates as of June 30, 2016:

June 30, 2016
(Dollars in millions)
2016	$1,194
2017	50
2018	125
2019	—
Thereafter	1,277
Total	$2,646

Trust Preferred Securities

We sponsor nine trust subsidiaries, which issued trust preferred securities to third-party investors and loaned the proceeds to us in the form of junior subordinated notes included in long-term debt. The notes held by each trust are the sole assets of that trust.

The junior subordination notes (trust preferred securities) are callable by us. Interest is payable quarterly at a rate equal to the interest rate being earned by the trust; however, we may defer interest payments for up to 20 quarters without default or penalty. In January 2012, we exercised our contractual rights to defer interest payments with respect to junior subordinated notes. At June 30, 2016, we have deferred for 18 quarters and have $31 million accrued for these deferred interest payments. We brought payments current as of July 14, 2016. For further information on the subsequent event related to our redemption of TARP, see Note 21 of the Notes to the Consolidated Financial Statements, herein.

The following table presents the carrying value on each of our junior subordinated notes, along with the related interest rates of the long-term debt as of the dates indicated:

	June 30, 2016		December 31, 2015
	(Dollars in millions)
Trust Preferred Securities
Floating Three Month LIBOR
Plus 3.25%, matures 2032	$26	3.89%	$26	3.85%
Plus 3.25%, matures 2033	26	3.88%	26	3.57%
Plus 3.25%, matures 2033	26	3.88%	26	3.85%
Plus 2.00%, matures 2035	26	2.63%	26	2.32%
Plus 2.00%, matures 2035	26	2.63%	26	2.32%
Plus 1.75%, matures 2035	51	2.40%	51	2.26%
Plus 1.50%, matures 2035	25	2.13%	25	1.82%
Plus 1.45%, matures 2037	25	2.10%	25	1.96%
Plus 2.50%, matures 2037	16	3.15%	16	3.01%
Total long-term debt	$247		$247